UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: September 30, 2011 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  10001 Woodloch Forest Drive, Suite 225
          The Woodlands, Texas 77380

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, The Woodlands, TX    November 7, 2011


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       18

Form 13F Information Table Value Total:   153843


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE  SHARED  NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
Apache Corp.                   Common Stock    037411105      5,962     74,306                 Sole     None     Sole
Berry Petroleum Company        Common Stock    085789105      3,735    105,575                 Sole     None     Sole
Brigham Exploration Company    Common Stock    109178103      6,454    255,386                 Sole     None     Sole
Cabot Oil & Gas Corp           Common Stock    127097103     14,929    241,140                 Sole     None     Sole
Canadian Natural Res. Corp.    Common Stock    136385101     11,080    378,560                 Sole     None     Sole
Carrizo Oil & Gas, Inc.        Common Stock    144577103      7,741    359,144                 Sole     None     Sole
Devon Energy Corp.             Common Stock    25179M103      8,342    150,466                 sole     None     Sole
EQT Corp.                      Common Stock    26884L109     11,909    223,185                 Sole     None     Sole
Northern Oil & Gas, Inc.       common Stock    665531109     11,396    587,747                 Sole     None     Sole
Occidental Petroleum Corp.     Common Stock    674599105     11,288    157,869                 Sole     None     Sole
Petroleum Development Corp.    Common Stock    716578109      9,375    483,502                 Sole     None     Sole
Pioneer Natural Resources,Inc. Common Stock    723787107     13,655    207,616                 Sole     None     Sole
Rosetta Resources, Inc.        Common Stock    777779307      3,155     92,195                 Sole     None     Sole
SM Energy Company              Common Stock    78454L100     12,023    198,235                 SOle     None     Sole
Suncor Energy, Inc.            Common Stock    867224107      3,306    129,967                 Sole     None     Sole
Swift Energy Company           Common Stock    870738101     11,540    474,106                 Sole     None     Sole
Ultra Petroleum Corp           Common Stock    903914109      3,337    120,391                 Sole     None     Sole
Whiting Petroleum Corp         Common Stock    966387102      4,615    131,545                 Sole     None     Sole
